Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Fair Value of Financial Instruments

NOTE 9 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of certain financial instruments, including cash and cash equivalents and accounts payable and accrued expenses, approximate their respective fair values due to the short-term nature of such instruments.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

BIGtoken evaluates its financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level in which to classify them for each reporting period. This determination requires significant judgments to be made. BIGtoken had the following financial assets as of December 31, 2020 and 2019:

	Balance as of December 31, 2020		Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)

Marketable securities		−		−		−		−
Total assets	$	−	$	−	$	−	$	−

	Balance as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)

Marketable securities	64,000	64,000		−		−
Total assets	$64,000	$64,000	$	−	$	−